CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
License	$ 5,973	$ 7,708	$ 11,211
Services	25,662	26,083	24,644
Total revenues	31,635	33,791	35,855
Cost of revenues:
License	701	545	1,442
Services	16,119	15,593	12,880
Total cost of revenues	16,820	16,138	14,322
Gross profit	14,815	17,653	21,533
Operating expenses:
Research and development, net	4,581	4,797	4,914
Selling and marketing	7,448	10,894	12,967
General and administrative	6,910	7,492	6,819
Acquisition related costs			1,170
Restructuring related costs	1,142
Amortization of intangible assets	502	390	239
Total operating expenses	20,583	23,573	26,109
Operating loss	(5,768)	(5,920)	(4,576)
Financial expenses, net	956	1,145	352
Other income, net	12	4	7
Loss before taxes on income	(6,712)	(7,061)	(4,921)
Taxes on income (expenses)	115	(1,215)	(552)
Net Loss	(6,597)	(8,276)	(5,473)
Attributes to : The Company's shareholders	(6,610)	(8,295)	(5,473)
Attributes to : Non-controlling interests	13	19	6
Net Loss	$ (6,597)	$ (8,276)	$ (5,473)
Net loss per Ordinary share attributable to the Company's shareholders:
Basic	$ (0.37)	$ (0.46)	$ (0.34)
Diluted	$ (0.37)	$ (0.46)	$ (0.34)